Net Finance Costs (Details) - Schedule of net finance costs - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Net Finance Costs Abstract
Interest income	$ 208,326	$ 413,691	$ 667,898
Finance income	208,326	413,691	667,898
Interest expense	(1,955,969)	(1,606,887)	(3)
Lease expense	(11,550)	(6,127)	(2,622)
Finance cost	(1,967,519)	(1,613,014)	(2,625)
Net finance cost	$ (1,759,193)	$ (1,199,323)	$ 665,273